Note N - Employee Benefits (Details Textual) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Contribution Plan, Cost Recognized	$ 290	$ 288	$ 278
Employee Stock Ownership Plan (ESOP), Shares in ESOP	350,170	322,056
Cash Surrender Value of Life Insurance	$ 27,343
Deferred Compensation Plan Assets	2,006
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months	6,328	$ 6,033
Defined Benefit Plan, Benefit Obligation	3,007	3,062
Insurance Settlements Receivable		941
Life Insurance, Corporate or Bank Owned, Change in Value		908
Gain on Bank Owned Life nsurance Policies		33
Supplemental Retirement Plans [Member]
Defined Contribution Plan, Cost Recognized	$ 399	$ 338	$ 604